                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one): [_] is a restatement.
                                 [_] adds new holdings entries.

Institutional Investment Manager:

Name:                 United Fire & Casualty Company
Address:              118 Second Ave., S.E.
                      Cedar Rapids, IA 52407

Form 13F File Number: 28-6427

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:  Dianne M. Lyons
Title: Controller
Phone: 319-399-5723

Signature, Place and Date of Signing:

/s/ Dianne M. Lyons                   Cedar Rapids,       IA    2/13/2006
-------------------------------
Dianne M. Lyons

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 65

Form 13F Information Table Value Total: $ 156,805 (in thousands)

List of Other Included Managers:        NONE

FORM 13F INFORMATION TABLE

                                                                                             VOTING AUTHORITY
                                               VALUE   SHARES/ SH/   PUT/ INVSTMNT  OTHER   -------------------
NAME OF ISSUER    TITLE OF CLASS    CUSIP    (x $1000) PRN AMT PRN   CALL DSCRETN  MANAGERS  SOLE   SHARED NONE
--------------    -------------- ----------- --------- ------- ---   ---- -------- -------- ------- ------ ----
AT&T Inc           Common        00206R-10-2    1,934   78,960 SH           Sole             78,960
Abbott
  Laboratories     Common        002824-10-0    6,900  175,000 SH           Sole            175,000
Agilysys Inc       Common        00847J-10-5    5,788  317,666 SH           Sole            317,666
Alderwoods
  Group Inc        Common        014383-10-3      610   38,421 SH           Sole             38,421
Alliant Energy
  Corporation      Common        018802-10-8    3,426  122,200 SH           Sole            122,200
ALLTEL
  Corporation      Common        020039-10-3      790   12,518 SH           Sole             12,518
American
  Strategic Inc
  Port II          Common        030099-10-5      276   25,420 SH           Sole             25,420
Anheuser-Busch
  Companies
  Inc Common       Common        035229-10-3      172    4,000 SH           Sole              4,000
BCE Inc            Common        05534B-10-9      388   16,200 SH           Sole             16,200
BRE Properties
  Inc              Common        05564E-10-6      819   18,000 SH           Sole             18,000
Bank of
  America
  Corporation      Common        060505-10-4    6,461  140,000 SH           Sole            140,000
Bell South
  Corporation      Common        079860-10-2      434   16,000 SH           Sole             16,000
Bemis Company
  Inc              Common        081437-10-5      875   31,400 SH           Sole             31,400
Boeing
  Company          Common        097023-10-5    2,458   35,000 SH           Sole             35,000
Burlington
  Northern
  Santa Fe         Common        12189T-10-4    1,144   16,158 SH           Sole             16,158
Burlington
  Resources Inc    Common        122014-10-3    1,202   13,944 SH           Sole             13,944
Cincinnati
  Financial
  Corp             Common        172062-10-1   14,310  320,276 SH           Sole            320,276
Cummins Inc        Common        231021-10-6    1,754   19,545 SH           Sole             19,545
Dean Foods
  Company          Common        242370-10-4    1,818   48,261 SH           Sole             48,261
Del Monte
  Foods Co         Common        24522P-10-3      210   20,097 SH           Sole             20,097
Dow Chemical
  Company          Common        260543-10-3    3,944   90,000 SH           Sole             90,000
Duke Energy
  Corporation      Common        264399-10-6    4,068  148,192 SH           Sole            148,192
Duquesne Light
  Holdings Inc     Common        266233-10-5    1,061   65,000 SH           Sole             65,000
Emerson
  Electric Co      Common        291011-10-4      471    6,300 SH           Sole              6,300
Exxon Mobil
  Corporation      Common        30231G-10-2    2,247   40,000 SH           Sole             40,000
Fidelity National
  Title Group      Common        31620R-10-5       77    3,177 SH           Sole              3,177
Fidelity National
  Financial In     Common        316326-10-7      668   18,158 SH           Sole             18,158
Arthur J
  Gallagher &
  Co               Common        363576-10-9      319   10,321 SH           Sole             10,321
General Electric
  Company          Common        369604-10-3    7,361  210,000 SH           Sole            210,000
Greater Bay
  Bancorp          Common        391648-10-2      512   20,000 SH           Sole             20,000
H J Heinz
  Company          Common        423074-10-3    1,517   45,000 SH           Sole             45,000
Honeywell
  International
  Inc              Common        438516-10-6    1,304   35,000 SH           Sole             35,000
Hospira Inc        Common        441060-10-0      684   16,000 SH           Sole             16,000
Intel
  Corporation      Common        458140-10-0      250   10,000 SH           Sole             10,000
JPMorgan
  Chase & Co       Common        46625H-10-0    2,292   57,736 SH           Sole             57,736
Johnson &
  Johnson          Common        478160-10-4    1,803   30,000 SH           Sole             30,000
Keycorp            Common        493267-10-8    1,153   35,000 SH           Sole             35,000
MCI Inc.           Common        552691-10-7      665   33,694 SH           Sole             33,694
Newell
  Rubbermaid
  Inc              Common        651229-10-6    1,088   45,766 SH           Sole             45,766
Nicor Inc          Common        654086-10-7    1,572   40,000 SH           Sole             40,000
Ohio Casualty
  Corporation      Common        677240-10-3      283   10,000 SH           Sole             10,000
Old Republic
  International
  Cor              Common        680223-10-4    4,720  179,752 SH           Sole            179,752
Penwest
  Pharmaceuticals
  Co.              Common        709754-10-5      586   30,000 SH           Sole             30,000
PepsiCo Inc        Common        713448-10-8    1,182   20,000 SH           Sole             20,000
Pfizer Inc         Common        717081-10-3      700   30,000 SH           Sole             30,000
Piper Jaffray
  Cos              Common        724078-10-0      336    8,329 SH           Sole              8,329
Procter &
  Gamble
  Company          Common        742718-10-9    3,820   66,000 SH           Sole             66,000
Progress Energy
  Inc              Common        743263-10-5      840   19,131 SH           Sole             19,131
QCR Holdings
  Inc              Common        74727A-10-4    1,626   83,181 SH           Sole             83,181
Royal Dutch
  Shell ADR        Common        780259-20-6    1,845   30,000 SH           Sole             30,000
SAFECO
  Corporation      Common        786429-10-0    2,630   46,550 SH           Sole             46,550
Schering-Plough
  Corporation      Common        806605-10-1      209   10,000 SH           Sole             10,000
Schnitzer Steel
  Industries Inc   Common        806882-10-6      306   10,000 SH           Sole             10,000
TNT N V            Common        87260W-10-1      126    4,034 SH           Sole              4,034
TXU
  Corporation      Common        873168-10-8    3,011   60,000 SH           Sole             60,000
Terra Industries
  Inc.             Common        880915-10-3      599  106,969 SH           Sole            106,969
Treehouse Foods
  Inc              Common        89469A-10-4      181    9,652 SH           Sole              9,652
U S Bancorp        Common        902973-30-4   24,082  805,784 SH           Sole            805,784
Vectren
  Corporation      Common        92240G-10-1      724   26,658 SH           Sole             26,658
Verizon
  Communications
  Inc              Common        92343V-10-4    1,104   36,648 SH           Sole             36,648
Wachovia
  Corporation      Common        929903-10-2    1,586   30,008 SH           Sole             30,008
Wells Fargo &
  Company          Common        949746-10-1    7,362  117,176 SH           Sole            117,176
Wintrust
  Financial
  Corporation      Common        97650W-10-8   12,656  230,523 SH           Sole            230,523
Xcel Energy Inc.   Common        98389B-10-0    1,292   70,000 SH           Sole             70,000
Montpelier Re
  Holdings Ltd     Common        G62185-10-6      174    9,189 SH           Sole              9,189
---------------------------------------------------------------------------------------------------------------
Report Summary     Data Records  65           156,805          0 other managers on whose behalf report is filed
---------------------------------------------------------------------------------------------------------------